FINANCIAL ASSETS AND FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Schedule of financial assets and liabilities measured at fair value

	Financial Assets At Fair Value as of
	December 31, 2021
	Level 1	Level 2	Level 3	Total

	(HK$ in thousands)
Short-term investments	1,169,741	—	—	1,169,741
Other financial assets (1)	—	598	—	598
Total financial assets, measured at fair value	1,169,741	598	—	1,170,339

	Financial Assets At Fair Value as of
	December 31, 2022
	Level 1	Level 2	Level 3	Total

	(HK$ in thousands)
Short-term investments	8,181	—	—	8,181
Other financial assets (1)	—	1,911	—	1,911
Total financial assets, measured at fair value	8,181	1,911	—	10,092
(1)	The Group enters into currency futures contracts to manage currency exposure associated with anticipated receipts and disbursements occurring in a currency other than the functional currency of the entity. The currency futures contracts are valued using broadly distributed bank and broker prices, and are classified as Level 2 of the fair value hierarchy since inputs to their valuation can be generally corroborated by market data. As of December 31, 2021 and 2022, the currency futures are included in other current assets.

Schedule of amounts of financial instruments that are not offset in the consolidated balance sheets, but could be netted against cash or financial instruments with specific counterparties under master netting agreements

	Effects of offsetting on the balance sheet			Related amounts not offset
		Gross		Amounts
		amounts	Net amounts	subject to
		set off in the	Presented in	master	Financial
	Gross	balance	the balance	netting	instrument	Net
As of December 31, 2021	amount	sheet	sheet	arrangements	collateral	amount

HK$in thousands
Financial Assets
Amounts due from clearing organizations	7,596,090	(5,634,969)	1,961,121	—	—	1,961,121

Financial liabilities
Amounts due to clearing organizations	6,028,751	(5,634,969)	393,782	—	—	393,782

	Effects of offsetting on the balance sheet			Related amounts not offset
		Gross		Amounts
		amounts	Net amounts	subject to
		set off in the	presented in	master	Financial
	Gross	balance	the balance	netting	instrument	Net
As of December 31, 2022	amount	sheet	sheet	arrangements	collateral	amount

HK$ in thousands
Financial Assets
Amounts due from clearing organizations	7,877,524	(4,810,571)	3,066,953	—	—	3,066,953

Financial liabilities
Amounts due to clearing organizations	4,862,438	(4,810,571)	51,867	—	—	51,867